OPERATING LEASE	12 Months Ended
Sep. 30, 2025
Operating Lease
OPERATING LEASE

NOTE 14 - OPERATING LEASE

On July 1, 2025, the Company entered into a lease agreement with Xi’an High-Tech Zone Innovation Park Development Center Co., Ltd., for the lease of Room 601, Block C, Gazelle Valley, No.69, Jinye Road, High-Tech Zone, Xi’an, Shaanxi, where the current Company headquarter locates.

Balance sheet information related to the operating lease is as follows:

	September 30, 2025	September 30, 2024

Operating lease assets:
Operating lease right of use assets	$113,250	$141,895
Total operating lease assets	113,250	141,895

Operating lease obligations:
Current operating lease liabilities	76,797	148,904
Non-current operating lease liabilities	36,601	-
Total operating lease obligations	$113,398	$148,904

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2025
Weighted-average remaining lease term	1.7

Weighted-average discount rate	3.76%

The following table summarizes the maturity of operating lease liabilities as of September 30, 2025:

12 months ending September 30,	US$
2026	$79,023
2027	20,740
2028	16,969
Total lease payments	116,732
Less: imputed interest	(3,334)
Total lease liabilities	$113,398

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS